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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                            Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2010 through December 31, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Independence
Fund

--------------------------------------------------------------------------------
Annual Report | December 31, 2010
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PINDX
Class B   INDBX
Class C   INDCX
Class Y   INYDX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             7
Prices and Distributions                                      8
Performance Update                                            9
Comparing Ongoing Fund Expenses                              13
Schedule of Investments                                      15
Financial Statements                                         22
Notes to Financial Statements                                30
Report of Independent Registered Public Accounting Firm      39
Approval of Investment Advisory Agreement                    40
Trustees, Officers and Service Providers                     44


                      Pioneer Independence Fund | Annual Report | 12/31/10     1

President's Letter

Dear Shareowner,

Throughout 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remains a problem. Wary investors, concerned about risk, gravitated towards cash and bonds, until a rally late in the year lifted equity returns. We remain generally optimistic about the prospects for economic recovery, although it may occur more slowly than many would like.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. This strategy has generally performed well for many investors. Bond markets certainly rewarded investors in the first eleven months of 2010. While the equity markets barely budged for those first eleven months, valuations were inexpensive relative to bonds, compared with historic levels, and represented potentially good value for long-term investors, many of whom were rewarded in the subsequent late-year equity rally.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Independence Fund | Annual Report | 12/31/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                      Pioneer Independence Fund | Annual Report | 12/31/10     3

Portfolio Management Discussion | 12/31/10

After investors came to grips with the risks posed by the European debt crisis and concluded that a "double-dip" recession was unlikely, equity markets staged a strong rally in the latter part of the 12-month period ended December 31, 2010. In the following pages, portfolio manager Andrew Acheson reviews the events that shaped the market and details Pioneer Independence Fund's performance results over the 12-month period. Mr. Acheson, senior vice president at Pioneer, is responsible for the day-to-day management of the Fund's portfolio.

Q  What were market conditions like over the 12 months ended December 31, 2010?

A As 2010 began, equity markets continued to rebound from their 2009 lows until Europe's sovereign debt crisis caused a temporary retreat. Those concerns soon dissipated and stocks regained their upward momentum. But in May 2010, serious qualms over Europe and the necessity of bailing out Greece's troubled economy drove stock prices lower. The possibility of spreading instability in Europe began to affect business decisions, raising the specter of a second recessionary wave. But fears of a "double-dip" recession faded with improving economic data. Finally, in late August 2010, the Federal Reserve Board (the
   Fed) took dramatic steps to inject massive amounts of cash into the U.S. economy, reassuring investors and setting off a powerful rally over the latter part of the year.

Q How did the Fund perform against that background over the 12 months ended December 31, 2010?

A For the 12 months ended December 31, 2010, Pioneer Independence Fund's Class A shares returned 14.36% at net asset value, while the Fund's benchmark, the Russell 1000 Growth Index (the Russell Index), returned 16.71%. Over the same period, the average return of the 857 mutual funds in Lipper's Large Cap Growth Funds category was 14.80%.

Q Which of your investment decisions most affected the Fund's performance during the 12 months ended December 31, 2010?

A The Fund's sector weightings, which are the product of our stock choices, had virtually no net impact on performance results during the Fund's fiscal year ended December 31, 2010. Stock selection in three individual sectors helped Fund returns the most, and selection in two hurt the most: consumer discretionary, information technology and materials all aided the Fund's performance results, while financials and industrials detracted. The better-performing individual issues in the Fund's portfolio produced some very strong gains, while it was a series of stocks that either declined or failed to keep up with the market that cumulatively dragged down the Fund's performance results compared to the Russell Index.


4     Pioneer Independence Fund | Annual Report | 12/31/10

Q Which stocks contributed most to the Fund's performance over the 12-month period ended December 31, 2010?

A Successful stock selection brought positive results in the strong consumer discretionary sector, despite the Fund's slight underweight stance compared with the Russell Index. Two stocks were particular standouts: Las Vegas Sands, a casino operator, had an exceptionally strong year, thanks to steady success at its majority-owned Macao casino and a remarkably fast start for its newly opened Singapore facility. We trimmed the Fund's holding as prices moved higher. Our opportunistic purchase of Royal Caribbean Cruise Lines was rewarded when the stock rallied in the fourth quarter as investors became more confident of an economic recovery. With consumers once again willing to pay for cruises, the company's pricing and bookings have beaten expectations. Rising fuel costs could, however, hamper the company's results this year. Amazon.com also did well, as its expanding product range and competitive pricing helped boost market share.

   The Fund enjoyed positive results in information technology, despite its above-benchmark exposure to the lackluster sector. Apple once again made an important contribution to the Fund's performance, as the company continues to innovate with well-designed products that regularly generate strong consumer demand. Tibco software enjoyed strong sales for its middleware, which links together disparate software platforms within organizations. Storage leader EMC also contributed to the Fund's performance thanks to increased corporate spending. Also boosting EMC's bottom line was its 80% ownership of VMware, whose products boost technology efficiency by allowing multiple corporate applications to run on a single server. The Fund's performance in the materials sector benefited from an overweight stance compared to the Russell Index, as well as from solid investment choices. In the sector, the shares of mining giant Freeport McMoRan, a long-time Fund holding, got a further boost from the recovering global economy and rising copper prices driven by China's mammoth industrial expansion.

Q What were some of the more disappointing investments for the Fund over the 12 months ended December 31, 2010?

A The Fund's holdings in the financials sector marginally trailed those in the Russell Index benchmark. There were no serious declines in the sector, but stock selection was nonetheless detractive from the Fund's performance. Although we had added insurer Assured Guaranty to the Fund's portfolio on favorable terms, we eliminated the holding due to lackluster results, incurring a modest loss.

   The Fund benefited slightly from being overweight in the industrials sector, but stock selection fell short. Dryships was one of the weaker performers. The company has a fleet of dry bulk ships that are under contract, assuring


                      Pioneer Independence Fund | Annual Report | 12/31/10     5
   predictable cash flows. It is also a fast-growing deepwater drilling company. We have retained the stock in the Fund's portfolio because a new generation of rigs is expected to come online in the next few years. We anticipate solid demand for the units as drillers seek the most advanced equipment in the wake of last year's Gulf oil disaster. Similarly, the benefit of the Fund's underweight to the weak consumer staples group was offset by the poor performance of CVS Caremark, which has struggled to retain clients in its pharmacy benefit management business. CVS appears undervalued to us, however, and remains in the Fund's portfolio.

   Drug developer Vertex was a relative underperformer over the 12-month period, despite promising developments. Clinical trials for Telaprevir, the company's hepatitis C treatment, have gone well and the FDA has granted the company's request for expedited review.

Q  What is your outlook for the months ahead?

A In our view, the market appears relatively cheap on a historical basis. Corporate earnings have the potential for further growth, and opportunity remains for margin expansion. We would caution that earnings increases last year came in against the low levels of 2009, and so gains could be smaller in 2011. Balance sheets are very strong, as are cash flows.

   All in all, we are expecting another good year for equities, but there are reasons to be cautious. Europe's sovereign debt issues are far from resolved. In the United States, the shaky status of municipal and state finances hovers in the background. There are also knotty political problems surrounding the massive federal budget deficit and national debt.


Please refer to the Schedule of Investments on pages 15-21 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6     Pioneer Independence Fund | Annual Report | 12/31/10

Portfolio Summary | 12/31/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       87.9%
Temporary Cash Investments                                8.9%
Depositary Receipts for International Stocks              2.7%
Convertible Corporate Bonds                               0.5%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                                   31.8%
Energy                                                   14.8%
Consumer Discretionary                                   13.3%
Industrials                                              11.4%
Health Care                                              11.2%
Materials                                                 7.2%
Financials                                                6.0%
Consumer Staples                                          4.3%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Apple, Inc.                                            5.69%
 2.    EMC Corp.                                              4.78
 3.    Freeport-McMoRan Copper & Gold, Inc. (Class B)         4.35
 4.    Tibco Software, Inc.                                   3.18
 5.    Exxon Mobil Corp.                                      2.99
 6.    Motorola, Inc.                                         2.82
 7.    Amazon.com, Inc.                                       2.71
 8.    Oracle Corp.                                           2.65
 9.    Weatherford International, Ltd.                        2.28
10.    Southwestern Energy Co.                                2.24

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                      Pioneer Independence Fund | Annual Report | 12/31/10     7

Prices and Distributions | 12/31/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class               12/31/10           12/31/09
--------------------------------------------------------------------------------
       A*                 $ 11.23            $ 9.82
--------------------------------------------------------------------------------
       B                  $ 10.96            $ 9.68
--------------------------------------------------------------------------------
       C                  $ 10.79            $ 9.53
--------------------------------------------------------------------------------
       Y                  $ 11.30            $ 9.84
--------------------------------------------------------------------------------


Distributions per Share: 1/1/10-12/31/10
--------------------------------------------------------------------------------

                  Net Investment        Short-Term        Long-Term
     Class            Income           Capital Gains     Capital Gains
       A             $   --                $ --              $ --
--------------------------------------------------------------------------------
       B             $   --                $ --              $ --
--------------------------------------------------------------------------------
       C             $   --                $ --              $ --
--------------------------------------------------------------------------------
       Y             $   --                $ --              $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 million Investment" charts on pages 9-12.

* Formerly designated Class P shares, which were redesignated as Class A shares on June 26, 2007.

8     Pioneer Independence Fund | Annual Report | 12/31/10

Performance Update | 12/31/10                                   Class A* Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund at public offering price, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of December 31, 2010)
------------------------------------------------------------------
                                   Net Asset       Public Offering
Period                             Value (NAV)     Price (POP)
------------------------------------------------------------------
10 Years                            1.13%           0.53%
5 Years                             0.92           -0.27
1 Year                             14.36            7.77
------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2010)
------------------------------------------------------------------
                                   Gross           Net
------------------------------------------------------------------
                                    1.39%           1.25%
------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                Pioneer              Russell 1000
                           Independence Fund         Growth Index
12/31/2000                     $ 9,425                 $10,000
12/31/2001                     $ 8,308                 $ 7,958
12/31/2002                     $ 6,465                 $ 5,739
12/31/2003                     $ 8,391                 $ 7,446
12/31/2004                     $ 9,191                 $ 7,915
12/31/2005                     $10,072                 $ 8,332
12/31/2006                     $11,176                 $ 9,088
12/31/2007                     $12,593                 $10,161
12/31/2008                     $ 6,444                 $ 6,256
12/31/2009                     $ 9,219                 $ 8,583
12/31/2010                     $10,543                 $10,017


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Formerly designated Class P shares, which were redesignated as Class A shares on June 26, 2007.

                      Pioneer Independence Fund | Annual Report | 12/31/10     9

Performance Update | 12/31/10                                    Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of December 31, 2010)
--------------------------------------------------------------------
                                   If              If
Period                             Held            Redeemed
--------------------------------------------------------------------
Life-of-Class
(12/7/07)                          -6.66%          -7.28%
1 Year                             13.22            9.22
--------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------
                                   Gross           Net
--------------------------------------------------------------------
                                    2.81%           2.15%
--------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                Pioneer              Russell 1000
                           Independence Fund         Growth Index
12/31/2007                     $10,000                 $10,000
12/31/2008                     $ 5,071                 $ 6,156
12/31/2009                     $ 7,183                 $ 8,447
12/31/2010                     $ 7,974                 $ 9,859


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to five years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/12, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Independence Fund | Annual Report | 12/31/10

Performance Update | 12/31/10                                    Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of December 31, 2010)
--------------------------------------------------------------------
                                   If              If
Period                             Held            Redeemed
--------------------------------------------------------------------
Life-of-Class
(3/10/06)                          -0.74%          -0.74%
1 Year                             13.22           13.22
--------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------
                                   Gross           Net
--------------------------------------------------------------------
                                    2.48%           2.15%
--------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                Pioneer              Russell 1000
                           Independence Fund         Growth Index
3/31/2006                      $10,000                 $10,000
12/31/2006                     $10,524                 $10,580
12/31/2007                     $11,771                 $11,830
12/31/2008                     $ 5,974                 $ 7,283
12/31/2009                     $ 8,460                 $ 9,993
12/31/2010                     $ 9,578                 $11,662

Index comparison begins 3/31/06.


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/12, for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                     Pioneer Independence Fund | Annual Report | 12/31/10     11

Performance Update | 12/31/10                                    Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of December 31, 2010)
--------------------------------------------------------------------
                                   If              If
Period                             Held            Redeemed
--------------------------------------------------------------------
10 Years                            1.32%           1.32%
5 Years                             1.31            1.31
1 Year                             14.84           14.84
--------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------
                                   Gross           Net
--------------------------------------------------------------------
                                    0.91%           0.91%
--------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $5,000,000 Investment

                                Pioneer              Russell 1000
                           Independence Fund         Growth Index
12/31/2000                     $5,000,000              $5,000,000
12/31/2001                     $4,407,051              $3,978,833
12/31/2002                     $3,429,487              $2,869,373
12/31/2003                     $4,451,122              $3,722,986
12/31/2004                     $4,875,211              $3,957,534
12/31/2005                     $5,342,565              $4,165,824
12/31/2006                     $5,941,640              $4,543,820
12/31/2007                     $6,723,134              $5,080,578
12/31/2008                     $3,459,923              $3,127,748
12/31/2009                     $4,964,169              $4,291,546
12/31/2010                     $5,700,723              $5,008,687


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares on March 10, 2006, reflects the NAV performance of the Fund's Class A shares. The performance shown does not reflect differences in expenses, including the 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for the Class Y shares prior to their inception on March 10, 2006, would have been higher than that shown. Class Y shares are not subject to sales charges and are available for limited groups of investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12     Pioneer Independence Fund | Annual Report | 12/31/10

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on actual returns from July 1, 2010, through December 31, 2010.


-----------------------------------------------------------------------------------------
Actual Share Class              A                B                C                Y
-----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 7/1/10
-----------------------------------------------------------------------------------------
Ending Account             $ 1,274.77       $ 1,268.43       $ 1,267.86       $ 1,276.85
Value on 12/31/10
-----------------------------------------------------------------------------------------
Expenses Paid              $     7.17       $    12.29       $    12.29       $     4.71
During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 0.82% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                     Pioneer Independence Fund | Annual Report | 12/31/10     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2010, through December 31, 2010.


-----------------------------------------------------------------------------------------
Hypothetical Share Class        A                B                C                Y
-----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 7/1/10
-----------------------------------------------------------------------------------------
Ending Account             $ 1,018.90       $ 1,014.37       $ 1,014.37       $ 1,021.07
Value on 12/31/10
-----------------------------------------------------------------------------------------
Expenses Paid              $     6.36       $    10.92       $    10.92       $     4.18
During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 0.82% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


14     Pioneer Independence Fund | Annual Report | 12/31/10

Schedule of Investments | 12/31/10


------------------------------------------------------------------------------
Principal
Amount ($)                                                        Value
------------------------------------------------------------------------------
                CONVERTIBLE CORPORATE BOND -- 0.5%
                TRANSPORTATION -- 0.5%
                Marine -- 0.5%
  4,300,000     DryShips, Inc., 5.0%, 12/1/14                     $  4,407,500
                                                                  ------------
                TOTAL CONVERTIBLE CORPORATE BOND
                (Cost $4,058,928)                                 $  4,407,500
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Shares
------------------------------------------------------------------------------
               COMMON STOCKS -- 99.5%
               ENERGY -- 14.8%
               Integrated Oil & Gas -- 4.9%
   342,100     Exxon Mobil Corp.                                  $ 25,014,352
   165,900     Occidental Petroleum Corp.                           16,274,790
                                                                  ------------
                                                                  $ 41,289,142
------------------------------------------------------------------------------
               Oil & Gas Drilling -- 1.4%
   343,700     Pride International, Inc.*(b)                      $ 11,342,100
------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 3.4%
   144,060     National-Oilwell Varco, Inc.                       $  9,688,035
   837,400     Weatherford International, Inc.*                     19,092,720
                                                                  ------------
                                                                  $ 28,780,755
------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 5.1%
   192,040     Devon Energy Corp.                                 $ 15,077,060
   195,200     Range Resources Corp                                  8,780,096
   501,300     Southwestern Energy Co.*                             18,763,659
                                                                  ------------
                                                                  $ 42,620,815
                                                                  ------------
               Total Energy                                       $124,032,812
------------------------------------------------------------------------------
               MATERIALS -- 7.2%
               Diversified Metals & Mining -- 4.4%
   303,600     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 36,459,324
------------------------------------------------------------------------------
               Industrial Gases -- 2.5%
   139,000     Air Products & Chemicals, Inc.                     $ 12,642,050
    82,800     Praxair, Inc. (b)                                     7,904,916
                                                                  ------------
                                                                  $ 20,546,966
------------------------------------------------------------------------------
               Steel -- 0.3%
    50,600     U.S. Steel Group, Inc. (USX) (b)                   $  2,956,052
                                                                  ------------
               Total Materials                                    $ 59,962,342
------------------------------------------------------------------------------
               CAPITAL GOODS -- 8.3%
               Aerospace & Defense -- 4.2%
   119,800     Precision Castparts Corp.                          $ 16,677,358
   233,040     United Technologies Corp.                            18,344,909
                                                                  ------------
                                                                  $ 35,022,267
------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                     Pioneer Independence Fund | Annual Report | 12/31/10     15

-----------------------------------------------------------------
Shares                                                 Value
-----------------------------------------------------------------
               Industrial Conglomerates -- 1.9%
  135,000      3M Co.                                $ 11,650,500
  188,500      Textron, Inc. (b)                        4,452,370
                                                     ------------
                                                     $ 16,102,870
-----------------------------------------------------------------
               Industrial Machinery -- 2.2%
  394,700      Ingersoll-Rand Plc                    $ 18,586,423
                                                     ------------
               Total Capital Goods                   $ 69,711,560
-----------------------------------------------------------------
               TRANSPORTATION -- 2.5%
               Air Freight & Couriers -- 0.9%
   86,400      FedEx Corp.                           $  8,036,064
-----------------------------------------------------------------
               Marine -- 1.6%
2,400,500      Dryships, Inc.*(b)                    $ 13,202,750
                                                     ------------
               Total Transportation                  $ 21,238,814
-----------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 0.9%
               Auto Parts & Equipment -- 0.9%
  106,500      Johnson Controls, Inc.                $  4,068,300
   34,000      Lear Corp.*                              3,356,140
                                                     ------------
                                                     $  7,424,440
                                                     ------------
               Total Automobiles & Components        $  7,424,440
-----------------------------------------------------------------
               CONSUMER SERVICES -- 2.9%
               Casinos & Gaming -- 1.5%
  273,590      Las Vegas Sands Corp.*(b)             $ 12,571,461
-----------------------------------------------------------------
               Hotels, Resorts & Cruise Lines -- 1.4%
  242,200      Royal Caribbean Cruises, Ltd.*(b)     $ 11,382,189
                                                     ------------
               Total Consumer Services               $ 23,953,650
-----------------------------------------------------------------
               MEDIA -- 1.6%
               Cable & Satellite -- 1.2%
  242,900      Direct TV Group, Inc.*                $  9,698,997
-----------------------------------------------------------------
               Publishing -- 0.4%
  218,300      Gannett Co. (b)                       $  3,294,147
                                                     ------------
               Total Media                           $ 12,993,144
-----------------------------------------------------------------
               RETAILING -- 8.0%
               Apparel Retail -- 4.6%
  171,200      Abercrombie & Fitch Co.               $  9,866,256
  631,600      Gap, Inc.                               13,983,624
  125,200      Guess?, Inc.                             5,924,464
  254,200      Urban Outfitters, Inc.*(b)               9,102,902
                                                     ------------
                                                     $ 38,877,246
-----------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

16     Pioneer Independence Fund | Annual Report | 12/31/10

------------------------------------------------------------------------
Shares                                                        Value
------------------------------------------------------------------------
               Internet Retail -- 3.4%
  126,000      Amazon.com, Inc.*                            $ 22,680,000
   14,500      Priceline.com, Inc.*                            5,795,868
                                                            ------------
                                                            $ 28,475,868
                                                            ------------
               Total Retailing                              $ 67,353,114
------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 2.0%
               Drug Retail -- 2.0%
  476,420      CVS/Caremark Corp.                           $ 16,565,123
                                                            ------------
               Total Food & Drug Retailing                  $ 16,565,123
------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 2.3%
               Packaged Foods & Meats -- 2.3%
  311,800      General Mills, Inc.                          $ 11,096,962
  144,700      Nestle SA (A.D.R.)*                             8,511,254
                                                            ------------
                                                            $ 19,608,216
                                                            ------------
               Total Food, Beverage & Tobacco               $ 19,608,216
------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 2.1%
               Health Care Equipment -- 2.1%
  442,242      Insulet Corp.*(b)                            $  6,854,751
  251,000      St. Jude Medical, Inc.*                        10,730,250
                                                            ------------
                                                            $ 17,585,001
                                                            ------------
               Total Health Care Equipment & Services       $ 17,585,001
------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 9.1%
               Biotechnology -- 3.4%
  121,300      Alexion Pharmaceuticals, Inc.*               $  9,770,715
   86,500      Celgene Corp.*                                  5,115,610
  378,700      Vertex Pharmaceuticals, Inc.*(b)               13,265,861
                                                            ------------
                                                            $ 28,152,186
------------------------------------------------------------------------
               Pharmaceuticals -- 5.7%
  221,000      Allergan, Inc.                               $ 15,176,070
  404,260      Bristol-Myers Squibb Co.                       10,704,805
1,342,780      Cardiome Pharma Corp.*                          8,620,648
  150,000      Medicis Pharmaceutical Corp. (b)                4,018,500
  128,500      Shire Pharmaceuticals Group Plc (A.D.R.)        9,300,830
                                                            ------------
                                                            $ 47,820,853
                                                            ------------
               Total Pharmaceuticals & Biotechnology        $ 75,973,039
------------------------------------------------------------------------
               BANKS -- 1.0%
               Regional Banks -- 1.0%
  348,700      Zions Bancorporation (b)                     $  8,449,001
                                                            ------------
               Total Banks                                  $  8,449,001
------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                     Pioneer Independence Fund | Annual Report | 12/31/10     17

-----------------------------------------------------------------------
Shares                                                       Value
-----------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 4.4%
               Consumer Finance -- 1.4%
  285,379      American Express Co.                        $ 12,248,467
-----------------------------------------------------------------------
               Diversified Financial Services -- 3.0%
  763,415      Bank of America Corp.                       $ 10,183,956
1,946,500      Citigroup, Inc.*                               9,206,945
  129,900      J.P. Morgan Chase & Co.                        5,510,358
                                                           ------------
                                                           $ 24,901,259
                                                           ------------
               Total Diversified Financials                $ 37,149,726
-----------------------------------------------------------------------
               INSURANCE -- 0.6%
               Multi-Line Insurance -- 0.6%
  175,800      Hartford Financial Services Group, Inc.     $  4,656,942
                                                           ------------
               Total Insurance                             $  4,656,942
-----------------------------------------------------------------------
               SOFTWARE & SERVICES -- 8.2%
               Application Software -- 4.2%
  200,000      Informatica Corp.*                          $  8,806,000
1,353,300      TIBCO Software, Inc.*(b)                      26,673,543
                                                           ------------
                                                           $ 35,479,543
-----------------------------------------------------------------------
               Data Processing & Outsourced Services -- 1.3%
   48,140      MasterCard, Inc.                            $ 10,788,655
-----------------------------------------------------------------------
               Systems Software -- 2.7%
  708,550      Oracle Corp.                                $ 22,177,615
                                                           ------------
               Total Software & Services                   $ 68,445,813
-----------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 15.5%
               Communications Equipment -- 2.8%
2,607,500      Motorola, Inc.*                             $ 23,650,025
-----------------------------------------------------------------------
               Computer Hardware -- 5.7%
  147,720      Apple, Inc.*                                $ 47,648,563
-----------------------------------------------------------------------
               Computer Storage & Peripherals -- 7.0%
1,747,800      EMC Corp.*(b)                               $ 40,024,620
  548,700      Western Digital Corp.*                        18,600,930
                                                           ------------
                                                           $ 58,625,550
                                                           ------------
               Total Technology Hardware & Equipment       $129,924,138
-----------------------------------------------------------------------
               SEMICONDUCTORS -- 8.1%
               Semiconductor Equipment -- 1.9%
  178,200      ASM Lithography Holdings NV (b)             $  6,836,643
  225,000      Veeco Instruments, Inc.*(b)                    9,666,000
                                                           ------------
                                                           $ 16,502,643
-----------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

18     Pioneer Independence Fund | Annual Report | 12/31/10

--------------------------------------------------------------------------------------
 Shares                                                                   Value
--------------------------------------------------------------------------------------
               Semiconductors -- 6.2%
  275,500      Broadcom Corp.*                                            $ 11,998,025
  809,300      Intel Corp.                                                  17,019,579
1,534,560      ON Semiconductor Corp.*(b)                                   15,161,452
  231,600      Texas Instruments, Inc.                                       7,527,000
                                                                          ------------
                                                                          $ 51,706,056
                                                                          ------------
               Total Semiconductors                                       $ 68,208,699
--------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $658,917,313)                                        $833,235,574
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
Principal
Amount ($)
--------------------------------------------------------------------------------------
                TEMPORARY CASH INVESTMENTS -- 9.8%
                Securities Lending Collateral -- 9.8% (c)
                Certificates of Deposit:
  2,328,513     Bank of Nova Scotia, 0.37%, 9/29/11                       $  2,328,513
  1,629,959     BBVA Group NY, 0.61%, 7/26/11                                1,629,959
  1,698,511     BNP Paribas Bank NY, 0.1%, 1/3/11                            1,698,511
  1,164,257     BNP Paribas Bank NY, 0.29%, 2/8/11                           1,164,257
  1,164,257     BNP Paribas Bank NY, 0.3%, 1/20/11                           1,164,257
  2,328,513     Canadian Imperial Bank of Commerce NY, 0.29%, 4/27/11        2,328,513
  2,328,513     DnB NOR Bank ASA NY, 0.25%, 3/7/11                           2,328,513
  1,164,184     National Australia Bank NY, 0.31%, 10/19/11                  1,164,184
  2,328,513     RaboBank Netherland NV NY, 0.31%, 8/8/11                     2,328,513
  2,328,513     Royal Bank of Canada NY, 0.44%, 12/2/11                      2,328,513
  1,164,257     SocGen NY, 0.30%, 2/10/11                                    1,164,257
  2,328,513     Westpac Banking Corp. NY, 0.44%, 12/6/11                     2,328,513
                                                                          ------------
                                                                          $ 21,956,503
                                                                          ------------
                Commercial Paper:
  1,397,108     American Honda Finance, 0.30%, 5/4/11                     $  1,397,108
    934,817     American Honda Finance, 1.05%, 6/20/11                         934,817
    855,359     Australia & New Zealand Banking Group, 0.89%, 8/4/11           855,359
  2,372,101     Caterpillar Financial Services Corp., 1.05%, 6/24/11         2,372,101
  2,561,365     CBA, 0.32%, 1/3/11                                           2,561,365
    698,362     CHARFD, 0.26%, 2/8/11                                          698,362
  1,163,977     FAIRPP, 0.27%, 2/2/11                                        1,163,977
  1,195,435     FAIRPP, 0.27%, 3/7/11                                        1,195,435
  2,328,709     Federal Home Loan Bank, 0.37%, 6/1/11                        2,328,709
  1,164,242     GE Corp., 0.34%, 1/26/11                                     1,164,242
  1,164,657     General Electric Capital Corp., 0.38%, 4/28/11               1,164,657
    232,759     General Electric Capital Corp., 0.38%, 6/6/11                  232,759
  2,327,308     OLDLLC, 0.27%, 3/11/11                                       2,327,308
  2,327,580     SEB, 0.39%, 2/7/11                                           2,327,580
  2,794,201     SOCNAM, 0.1%, 1/3/11                                         2,794,201
  1,164,135     SOCNAM, 0.29%, 1/14/11                                       1,164,135


The accompanying notes are an integral part of these financial statements.

                     Pioneer Independence Fund | Annual Report | 12/31/10     19

------------------------------------------------------------------------------
Principal
Amount ($)                                                        Value
------------------------------------------------------------------------------
                Commercial Paper -- (continued)
  1,396,223     STDFIN, 0.6%, 2/8/11                              $  1,396,223
  2,327,996     STRAIT, 0.25%, 2/2/11                                2,327,996
  1,164,178     TBLLC, 0.27%, 1/10/11                                1,164,178
  1,163,977     TBLLC, 0.27%, 2/2/11                                 1,163,977
  2,328,513     Toyota Motor Credit Corp., 0.44%, 9/8/11             2,328,513
    931,109     VARFUN, 0.26%, 2/14/11                                 931,109
  1,419,213     VARFUN, 0.27%, 1/20/11                               1,419,213
  1,397,133     Wachovia, 0.40%, 3/22/11                             1,397,133
    932,010     Wachovia, 0.42%, 10/15/11                              932,010
                                                                  ------------
                                                                  $ 37,742,467
------------------------------------------------------------------------------
                Tri-party Repurchase Agreements:
  3,399,630     Deutsche Bank Securities, Inc., 0.22%, 1/3/11     $  3,399,630
  4,657,027     HSBC Bank USA NA, 0.21%, 1/3/11                      4,657,027
  6,752,689     RBS Securities, Inc., 0.25%, 1/3/11                  6,752,689
                                                                  ------------
                                                                  $ 14,809,346
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Shares
------------------------------------------------------------------------------
                Money Market Mutual Funds:
  3,725,623     Dreyfus Preferred Money Market Fund               $  3,725,623
  3,725,623     Fidelity Prime Money Market Fund                     3,725,623
                                                                  ------------
                                                                  $  7,451,246
                                                                  ------------
                Total Securities Lending Collateral               $ 81,959,562
------------------------------------------------------------------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $81,959,562)                                $ 81,959,562
------------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 109.8%
                (Cost $740,876,875) (a)                           $919,602,636
------------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- (9.8)%            $(82,276,931)
------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                        $837,325,705
==============================================================================

(A.D.R.) American Depositary Receipt.

*        Non-income producing security.

(a) At December 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $745,551,513 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                              $182,805,849
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                (8,754,726)
                                                                                    ------------
       Net unrealized gain                                                          $174,051,123
                                                                                    ============


The accompanying notes are an integral part of these financial statements.

20     Pioneer Independence Fund | Annual Report | 12/31/10

(b)      At December 31, 2010, the following securities were out on loan:


---------------------------------------------------------------
  Shares         Security                           Value
---------------------------------------------------------------
      83,100     ASM Lithography Holdings NV        $ 3,188,547
   2,302,000     Dryships, Inc.*                     12,661,000
      15,500     EMC Corp.*                             354,950
     191,320     Gannett Co.                          2,887,019
     437,000     Insulet Corp.*                       6,773,500
     213,600     Las Vegas Sands Corp.*               9,814,920
       9,700     Medicis Pharmaceutical Corp.           259,863
     237,400     ON Semiconductor Corp.*              2,345,512
       3,400     Praxair, Inc.                          324,598
      11,100     Pride International, Inc.*             366,300
     238,700     Royal Caribbean Cruises, Ltd.*      11,218,900
     108,200     Textron, Inc.                        2,555,684
      41,800     TIBCO Software, Inc.*                  823,878
      49,900     U.S. Steel Group, Inc. (USX)         2,915,158
     118,600     Urban Outfitters, Inc.*              4,247,066
     181,754     Veeco Instruments, Inc.*             7,808,152
     128,350     Vertex Pharmaceuticals, Inc.*        4,496,101
     304,000     Zions Bancorporation                 7,365,920
---------------------------------------------------------------
                 Total                              $80,407,067
===============================================================


(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2010 aggregated $519,837,066 and $563,745,601, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund's assets:


-------------------------------------------------------------------------------------------
                                 Level 1          Level 2         Level 3      Total
-------------------------------------------------------------------------------------------
 Convertible Corporate Bonds     $         --     $ 4,407,500       $--        $  4,407,500
 Common Stocks                    833,235,574              --        --         833,235,574
 Temporary Cash Investments                --      74,508,316        --          74,508,316
 Money Market Mutual Funds          7,451,246              --        --           7,451,246
-------------------------------------------------------------------------------------------
  Total                          $840,686,820     $78,915,816       $--        $919,602,636
===========================================================================================


The accompanying notes are an integral part of these financial statements.

                     Pioneer Independence Fund | Annual Report | 12/31/10     21

Statement of Assets and Liabilities | 12/31/10


ASSETS:
  Investment in securities (including securities loaned of $80,407,067)
   (cost $740,876,875)                                                     $919,602,636
  Receivables --
   Investment securities sold                                                 1,399,714
   Fund shares sold                                                             122,043
   Dividends, interest and foreign taxes withheld                               201,047
   Due from Pioneer Investment Management, Inc.                                  57,776
  Other                                                                          29,605
----------------------------------------------------------------------------------------
     Total assets                                                          $921,412,821
----------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                                 $    315,920
   Upon return of securities loaned                                          81,959,562
  Due to bank                                                                 1,437,986
  Due to affiliates                                                             296,855
  Accrued expenses                                                               76,793
----------------------------------------------------------------------------------------
     Total liabilities                                                     $ 84,087,116
----------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                          $975,923,604
  Accumulated net realized loss on investments, futures contracts and
   written options                                                         (317,323,660)
  Net unrealized gain on investments                                        178,725,761
----------------------------------------------------------------------------------------
     Total net assets                                                      $837,325,705
========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $791,041,974/70,467,653 shares)                        $      11.23
  Class B (based on $19,943,091/1,819,001 shares)                          $      10.96
  Class C (based on $18,700,223/1,732,508 shares)                          $      10.79
  Class Y (based on $7,640,417/676,292 shares)                             $      11.30
MAXIMUM OFFERING PRICE:
  Class A ($11.23 [divided by] 94.25%)                                     $      11.92
========================================================================================


The accompanying notes are an integral part of these financial statements.

22     Pioneer Independence Fund | Annual Report | 12/31/10

Statement of Operations

For the Year Ended 12/31/10


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $18,784)               $6,789,425
  Interest                                                              160,614
  Income from securities loaned, net                                    189,612
----------------------------------------------------------------------------------------------------
     Total investment income                                                            $  7,139,651
----------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                    $4,950,506
  Transfer agent fees
   Class A                                                            2,254,912
   Class B                                                              165,728
   Class C                                                               69,491
   Class Y                                                                1,238
  Distribution fees
   Class A                                                            1,785,215
   Class B                                                              210,652
   Class C                                                              185,863
  Shareholder communication expense                                     450,595
  Administrative reimbursements                                         238,524
  Custodian fees                                                         22,419
  Registration fees                                                     101,392
  Professional fees                                                      82,300
  Printing expense                                                       75,532
  Fees and expenses of nonaffiliated trustees                            35,505
  Miscellaneous                                                          54,356
----------------------------------------------------------------------------------------------------
     Total expenses                                                                     $ 10,684,228
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                          (841,412)
----------------------------------------------------------------------------------------------------
     Net expenses                                                                       $  9,842,816
----------------------------------------------------------------------------------------------------
       Net investment loss                                                              $ (2,703,165)
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND OPTION CONTRACTS:
  Net realized gain (loss) on:
   Investments                                                       $23,806,682
   Class Actions                                                      1,149,236
   Futures contracts                                                 (2,007,748)
   Written options closed/expired                                       392,972         $ 23,341,142
----------------------------------------------------------------------------------------------------
  Change in net unrealized gain on Investments                                          $ 84,540,544
----------------------------------------------------------------------------------------------------
  Net gain on investments, futures contracts and written options                        $107,881,686
----------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                  $105,178,521
====================================================================================================


The accompanying notes are an integral part of these financial statements.

                     Pioneer Independence Fund | Annual Report | 12/31/10     23

Statement of Changes in Net Assets

For the Years Ended 12/31/10 and 12/31/09, respectively


----------------------------------------------------------------------------------------------------
                                                                   Year Ended         Year Ended
                                                                   12/31/10           12/31/09
----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                                $ (2,703,165)      $    (51,993)
Net realized gain (loss) on investments, futures contracts, and
  written options                                                    23,341,142        (32,570,389)
Change in net unrealized gain (loss) investments                     84,540,544        269,917,179
----------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations            $105,178,521       $237,294,797
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.01 per share, respectively)               $         --       $   (586,837)
   Class Y ($0.00 and $0.02 per share, respectively)                         --            (15,764)
----------------------------------------------------------------------------------------------------
     Total distributions to shareowners                            $         --       $   (602,601)
----------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $ 76,227,241       $ 88,147,491
Reinvestment of distributions                                                --            579,944
Cost of shares repurchased                                         (117,275,661)      (122,270,927)
----------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                                       $(41,048,420)      $(33,543,492)
----------------------------------------------------------------------------------------------------
   Net increase in net assets                                      $ 64,130,101       $203,148,704
NET ASSETS:
Beginning of year                                                   773,195,604        570,046,900
----------------------------------------------------------------------------------------------------
End of year                                                        $837,325,705       $773,195,604
----------------------------------------------------------------------------------------------------
Undistributed net investment income                                $         --       $     42,317
----------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

24     Pioneer Independence Fund | Annual Report | 12/31/10

-----------------------------------------------------------------------------------------------------
                                   '10 Shares       '10 Amount        '09 Shares        '09 Amount
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                         7,322,031       $ 72,326,531        9,946,335       $ 77,387,509
Reinvestment of distributions              --                 --           59,606            577,496
Less shares repurchased            (9,989,223)       (99,049,931)      (8,903,411)       (71,483,282)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)         (2,667,192)      $(26,723,400)       1,102,530       $  6,481,723
=====================================================================================================
Class B
Shares sold                           102,159       $  1,019,470          344,756       $  2,675,211
Reinvestment of distributions              --                 --               --                 --
Less shares repurchased              (850,368)        (8,320,027)        (933,964)        (7,344,935)
-----------------------------------------------------------------------------------------------------
   Net decrease                      (748,209)      $ (7,300,557)        (589,208)      $ (4,669,724)
=====================================================================================================
Class C
Shares sold                           157,026       $  1,512,731          314,197       $  2,486,162
Reinvestment of distributions              --                 --               --                 --
Less shares repurchased              (620,980)        (5,908,393)        (865,214)        (6,492,933)
-----------------------------------------------------------------------------------------------------
   Net decrease                      (463,954)      $ (4,395,662)        (551,017)      $ (4,006,771)
=====================================================================================================
Class Y
Shares sold                           140,088       $  1,368,509          841,226       $  5,598,609
Reinvestment of distributions              --                 --              252              2,448
Less shares repurchased              (406,095)        (3,997,310)      (4,969,940)       (36,949,777)
-----------------------------------------------------------------------------------------------------
   Net decrease                      (266,007)      $ (2,628,801)      (4,128,462)      $(31,348,720)
=====================================================================================================


The accompanying notes are an integral part of these financial statements.

                     Pioneer Independence Fund | Annual Report | 12/31/10     25

Financial Highlights

----------------------------------------------------------------------------------------------------
                                                                            Year Ended   Year Ended
                                                                            12/31/10     12/31/09
----------------------------------------------------------------------------------------------------
Class A*
Net asset value, beginning of period                                        $   9.82     $   6.87
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                      $  (0.03)    $   0.01(a)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                         1.44         2.95
----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                        $   1.41     $   2.96
Distributions to shareowners:
 Net investment income                                                            --        (0.01)
 Net realized gain                                                                --           --
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                  $   1.41     $   2.95
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $  11.23     $   9.82
====================================================================================================
Total return**                                                                 14.36%       43.06%
Ratio of net expenses to average net assets+                                    1.25%        1.25%
Ratio of net investment income (loss) to average net assets+                   (0.31)%       0.04%
Portfolio turnover rate                                                           69%         111%
Net assets, end of period (in thousands)                                    $791,042     $718,156
Ratios with no waiver of management fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   1.35%        1.39%
 Net investment income (loss)                                                  (0.41)%      (0.11)%
Ratios with waiver of management fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   1.25%        1.25%
 Net investment income (loss)                                                  (0.31)%       0.04%
====================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                           Year Ended    Year Ended    Year Ended
                                                                           12/31/08      12/31/07      12/31/06
-----------------------------------------------------------------------------------------------------------------
Class A*
Net asset value, beginning of period                                       $  13.48      $  12.85      $  12.63
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $   0.03      $   0.01      $   0.01
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                       (6.61)         1.59          1.39
-----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $  (6.58)     $   1.60      $   1.40
Distributions to shareowners:
 Net investment income                                                        (0.03)        (0.01)        (0.01)
 Net realized gain                                                               --         (0.96)        (1.17)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $  (6.61)     $   0.63      $   0.22
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $   6.87      $  13.48      $  12.85
=================================================================================================================
Total return**                                                               (48.83)%       12.69%        10.96%
Ratio of net expenses to average net assets+                                   1.26%         1.32%         1.50%
Ratio of net investment income (loss) to average net assets+                   0.33%         0.06%         0.12%
Portfolio turnover rate                                                         154%           84%           72%
Net assets, end of period (in thousands)                                   $495,187      $988,476      $495,745
Ratios with no waiver of management fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  1.55%         1.37%         1.53%
 Net investment income (loss)                                                  0.04%         0.01%         0.09%
Ratios with waiver of management fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  1.25%         1.30%         1.50%
 Net investment income (loss)                                                  0.34%         0.08%         0.12%
=================================================================================================================

*    Formerly Class P shares renamed Class A shares on June 26, 2007.
** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a) The amount shown for a share outstanding does not correspond with the net investment loss on the Statement of Operations for the period due to the timing of sales and repurchases of sales.


The accompanying notes are an integral part of these financial statements.

26    Pioneer Independence Fund | Annual Report | 12/31/10

--------------------------------------------------------------------------------------------------------------------------------
                                                                    Year Ended     Year Ended     Year Ended     12/7/07
                                                                    12/31/10       12/31/09       12/31/08       to 12/31/07 (a)
--------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                $  9.68        $  6.83        $ 13.47        $ 13.54
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                $ (0.14)       $ (0.07)       $ (0.06)       $ (0.02)
 Net realized and unrealized gain (loss) on investments                1.42           2.92          (6.58)         (0.05)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                $  1.28        $  2.85        $ (6.64)       $ (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                          $  1.28        $  2.85        $ (6.64)       $ (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 10.96        $  9.68        $  6.83        $ 13.47
=============================================================================================================================
Total return*                                                         13.22%         41.73%        (49.29)%        (0.52)%(b)
Ratio of net expenses to average net assets                            2.15%          2.15%          2.17%          2.84%**
Ratio of net investment loss to average net assets                    (1.22)%        (0.86)%        (0.58)%        (2.54)%**
Portfolio turnover rate                                                  69%           111%           154%           84%
Net assets, end of period (in thousands)                            $19,943        $24,839        $21,558        $55,107
Ratios with no waiver of management fees and assumption
 of expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                                          2.63%          2.81%          2.71%          3.18%**
 Net investment loss                                                  (1.70)%        (1.52)%        (1.12)%        (2.88)%**
Ratios with waiver of management fees and assumption
 of expenses by the Adviser and reduction for fees
 paid indirectly:
 Net expenses                                                          2.15%          2.15%          2.15%          2.15%**
 Net investment loss                                                  (1.22)%        (0.86)%        (0.56)%        (1.85)%**
=============================================================================================================================

(a)  Class B shares were first publicly offered on December 7, 2007.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.


The accompanying notes are an integral part of these financial statements.

                      Pioneer Independence Fund | Annual Report | 12/31/10    27

----------------------------------------------------------------------------------------------------
                                                                            Year Ended    Year Ended
                                                                            12/31/10      12/31/09
----------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                        $  9.53       $  6.73
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                        $ (0.13)      $ (0.07)
 Net realized and unrealized gain (loss) on investments                        1.39          2.87
----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                        $  1.26       $  2.80
Distributions to shareowners:
 Net investment income                                                           --            --
 Net realized gain                                                               --            --
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                  $  1.26       $  2.80
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $ 10.79       $  9.53
====================================================================================================
Total return*                                                                 13.22%        41.60%
Ratio of net expenses to average net assets                                    2.15%         2.15%
Ratio of net investment loss to average net assets                            (1.21)%       (0.86)%
Portfolio turnover rate                                                          69%          111%
Net assets, end of period (in thousands)                                    $18,700       $20,926
Ratios with no waiver of management fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  2.27%         2.48%
 Net investment loss                                                          (1.34)%       (1.19)%
Ratios with waiver of management fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  2.15%         2.15%
 Net investment loss                                                          (1.21)%       (0.86)%
====================================================================================================


---------------------------------------------------------------------------------------------------------------------
                                                                           Year Ended   Year Ended   3/10/06 (a)
                                                                           12/31/08     12/31/07     to 12/31/06 (b)
---------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                       $ 13.26      $ 12.74      $ 13.17
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                       $ (0.07)     $ (0.02)     $    --(c)
 Net realized and unrealized gain (loss) on investments                      (6.46)        1.50         0.81
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $ (6.53)     $  1.48      $  0.81
Distributions to shareowners:
 Net investment income                                                          --           --        (0.07)
 Net realized gain                                                              --        (0.96)       (1.17)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $ (6.53)     $  0.52      $ (0.43)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  6.73      $ 13.26      $ 12.74
================================================================================================================
Total return*                                                               (49.25)%      11.85%        6.04%(d)
Ratio of net expenses to average net assets                                   2.16%        2.03%        2.08%**
Ratio of net investment loss to average net assets                           (0.57)%      (0.98)%      (1.05)%**
Portfolio turnover rate                                                        154%          84%          72%
Net assets, end of period (in thousands)                                   $18,479      $47,916      $   901
Ratios with no waiver of management fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                 2.25%        2.03%        2.08%**
 Net investment loss                                                         (0.66)%      (0.98)%      (1.05)%**
Ratios with waiver of management fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                                 2.15%        1.97%        2.08%**
 Net investment loss                                                         (0.56)%      (0.92)%      (1.05)%**
================================================================================================================

(a)  Class C shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)  Amount rounds to less than one cent per share.
(d)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.


The accompanying notes are an integral part of these financial statements.

28    Pioneer Independence Fund | Annual Report | 12/31/10

--------------------------------------------------------------------------------------------------
                                                                            Year Ended  Year Ended
                                                                            12/31/10    12/31/09
--------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                        $ 9.84      $ 6.87
--------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                      $ 0.02      $ 0.11(d)
 Net realized and unrealized gain (loss) on investments                       1.44        2.88
--------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                        $ 1.46      $ 2.99
Distributions to shareowners:
 Net investment income                                                          --       (0.02)
 Net realized gain                                                              --          --
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                  $ 1.46      $ 2.97
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $11.30      $ 9.84
==================================================================================================
Total return*                                                                14.84%      43.48%
Ratio of net expenses to average net assets                                   0.82%       0.91%
Ratio of net investment income to average net assets                          0.12%       0.41%
Portfolio turnover rate                                                         69%        111%
Net assets, end of period (in thousands)                                    $7,640      $9,274
Ratios with no waiver of management fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                 0.82%       0.91%
 Net investment income                                                        0.12%       0.41%
Ratios with waiver of management fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                                 0.82%       0.91%
 Net investment income                                                        0.12%       0.41%
==================================================================================================


----------------------------------------------------------------------------------------------------------------------
                                                                           Year Ended    Year Ended    3/10/06 (a)
                                                                           12/31/08      12/31/07      to 12/31/06 (b)
----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                       $  13.47      $  12.85      $  13.17
----------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                     $   0.14      $   0.03      $   0.03
 Net realized and unrealized gain (loss) on investments                       (6.68)         1.63          0.86
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $  (6.54)     $   1.66      $   0.89
Distributions to shareowners:
 Net investment income                                                        (0.06)        (0.08)        (0.04)
 Net realized gain                                                               --         (0.96)        (1.17)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $  (6.60)     $   0.62      $  (0.32)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $   6.87      $  13.47      $  12.85
======================================================================================================================
Total return*                                                                (48.54)%       13.15%         6.74%(c)
Ratio of net expenses to average net assets                                    0.85%         0.81%         1.29%**
Ratio of net investment income to average net assets                           0.74%         0.53%         0.26%**
Portfolio turnover rate                                                         154%           84%           72%
Net assets, end of period (in thousands)                                   $ 34,822      $120,584      $     10
Ratios with no waiver of management fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  0.85%         0.81%         1.29%**
 Net investment income                                                         0.74%         0.53%         0.26%**
Ratios with waiver of management fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  0.85%         0.81%         1.29%**
 Net investment income                                                         0.74%         0.53%         0.26%**
======================================================================================================================

(a)  Class Y shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)  Not Annualized.
(d) The amount shown for a share outstanding does not correspond with the net investment loss on the Statement of Operations for the period due to the timing of sales and repurchases of sales.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.


The accompanying notes are an integral part of these financial statements.

                      Pioneer Independence Fund | Annual Report | 12/31/10    29

Notes to Financial Statements | 12/31/10

1. Organization and Significant Accounting Policies

Pioneer Independence Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets



30     Pioneer Independence Fund | Annual Report | 12/31/10
and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At December 31, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.


                     Pioneer Independence Fund | Annual Report | 12/31/10     31

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2010, the Fund had a net capital loss carryforward of $311,339,338, of which, the following amounts will expire between 2016 and 2017 if not utilized: $191,908,337 in 2016 and $119,431,001 in 2017.

   The Fund has elected to defer $1,309,684 in capital losses recognized between November 1, 2009 and December 31, 2010 to its fiscal year ending December 31, 2011.

   At December 31, 2010, the Fund has reclassified $2,660,848 to increase undistributed net investment loss, $69,837,443 to decrease accumulated net realized loss on investments, futures contracts and options and $72,498,291 to decrease paid-in capital to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

   There were no distributions paid during the year ended December 31, 2010. The tax character of distributions paid during the year ended December 31, 2009 was follows:


------------------------------------------
                                      2009
------------------------------------------
Distributions paid from:
Ordinary income                   $602,601
------------------------------------------
   Total                          $602,601
==========================================


32     Pioneer Independence Fund | Annual Report | 12/31/10

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2010:


----------------------------------------------------------
                                                      2010
----------------------------------------------------------
Distributable earnings:
Capital loss carryforward                   $(311,339,338)
Current year post-October loss deferred        (1,309,684)
Unrealized appreciation                       174,051,123
----------------------------------------------------------
   Total                                    $(138,597,899)
==========================================================

   The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $34,038 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2010. During the year ended December 31, 2010, the Fund recognized gains of $1,149,236 in settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


                     Pioneer Independence Fund | Annual Report | 12/31/10     33

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


G. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.


34     Pioneer Independence Fund | Annual Report | 12/31/10

H. Option Writing

   The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earning or protect against changes in the value of portfolio securities. The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

   Transactions in written options for the year ended December 31, 2010 are summarized as follows:


----------------------------------------------------------------------------
                                                   Number of     Premiums
                                                   Contracts     Received
----------------------------------------------------------------------------
Options outstanding at beginning of period              --       $       --
Options opened                                      26,470        3,337,810
Option exercised                                    (6,390)        (760,272)
Options closed                                     (11,150)      (2,184,566)
Options expired                                     (8,930)        (392,972)
----------------------------------------------------------------------------
Options outstanding at end of period                    --       $       --
============================================================================

I. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty


                     Pioneer Independence Fund | Annual Report | 12/31/10     35
   risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. The number of contracts open during the one month in the period ended December 31, 2010 was
   300. There were no open futures contracts at December 31, 2010.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion; and 0.60% of the Fund's average daily net assets over $1 billion. Prior to January 1, 2011, management fees were calculated daily at the annual rate of 0.65% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. Expenses waived during the year ended December 31, 2010 are reflected on the Statement of Operations. These expense limitations are in effect through May 1, 2012 for Class A, Class B and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $18,630 in management fees, administrative fees and certain other reimbursements payable to PIM at December 31, 2010.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2010, such out-of-pocket expenses by class of shares were as follows:


36     Pioneer Independence Fund | Annual Report | 12/31/10

----------------------------------------------
 Shareholder Communications:
----------------------------------------------
 Class A                              $388,639
 Class B                                24,567
 Class C                                31,834
 Class Y                                 5,555
----------------------------------------------
    Total                             $450,595
==============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $271,745 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at December 31, 2010.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $6,480 in distribution fees payable to PFD at December 31, 2010.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2010, CDSCs in the amount of $25,493 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction of the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2010, the Fund's expenses were not reduced under such arrangements.


                     Pioneer Independence Fund | Annual Report | 12/31/10     37

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended December 31, 2010, the Fund had no borrowings under this agreement.


7. Additional Disclosures about Derivative Instruments and Hedging Activities

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2010 was as follows:


-----------------------------------------------------------------------------------------------
                                                                                 Change in
                                                              Realized           Unrealized
                               Location of                    Gain (Loss) on     Gain or (Loss)
                               Gain or (Loss)                 Derivatives        on Derivatives
                               On Derivatives                 Recognized         Recognized
 Derivatives                   Recognized in Income           in Income          in Income
-----------------------------------------------------------------------------------------------
 Equity Contracts -- Options   Net realized gain on written     $    392,972     --
                               options closed/expired
-----------------------------------------------------------------------------------------------
 Equity Contracts -- Futures   Net realized loss on futures     $ (2,007,748)    --
                               contracts
-----------------------------------------------------------------------------------------------

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


38     Pioneer Independence Fund | Annual Report | 12/31/10

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Independence Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Independence Fund (the "Fund"), including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate audit procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Independence Fund at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                               /s/ Ernst & Young


Boston, Massachusetts
February 25, 2011

                     Pioneer Independence Fund | Annual Report | 12/31/10     39

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Independence Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial


40     Pioneer Independence Fund | Annual Report | 12/31/10
attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one and three year periods ended June 30, 2010, in the fourth quintile of its Morningstar category for the five year period ended June 30, 2010, and in the second quintile of its Morningstar category for the ten year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the reasons for the Fund's underperformance with PIM in view of the Fund's investment approach and the market conditions present during the relevant periods. The Trustees agreed that they would continue to monitor the performance of the Fund closely.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees considered that, effective January 1, 2011, a breakpoint would be added to the Fund's management fee schedule on assets over $1 billion. The


                     Pioneer Independence Fund | Annual Report | 12/31/10     41

Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the third quintile relative to its Strategic Insight peer group for the comparable period.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any


42     Pioneer Independence Fund | Annual Report | 12/31/10
economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


                     Pioneer Independence Fund | Annual Report | 12/31/10     43

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a trustee of each of the 56 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a trustee of 44 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.


44     Pioneer Independence Fund | Annual Report | 12/31/10

Interested Trustees

----------------------------------------------------------------------------------------------------------------------------------
                          Position Held            Length of Service                                          Other Directorships
Name and Age              with the Fund            and Term of Office        Principal Occupation             Held by this Trustee
----------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*  Chairman of the Board,   Trustee since 1997.       Non-Executive Chairman and a     None
                          Trustee and President    Serves until a successor  director of Pioneer Investment
                                                   trustee is elected or     Management USA Inc.
                                                   earlier retirement or     ("PIM-USA"); Chairman and a
                                                   removal.                  director of Pioneer; Chairman
                                                                             and Director of Pioneer
                                                                             Institutional Asset
                                                                             Management, Inc. (since 2006);
                                                                             Director of Pioneer
                                                                             Alternative Investment
                                                                             Management Limited (Dublin);
                                                                             President and a director of
                                                                             Pioneer Alternative Investment
                                                                             Management (Bermuda) Limited
                                                                             and affiliated funds; Deputy
                                                                             Chairman and a director of
                                                                             Pioneer Global Asset
                                                                             Management S.p.A. ("PGAM")
                                                                             (until April 2010); Director
                                                                             of PIOGLOBAL Real Estate
                                                                             Investment Fund (Russia)
                                                                             (until June 2006); Director of
                                                                             Nano-C, Inc. (since 2003);
                                                                             Director of Cole Management
                                                                             Inc. (since 2004); Director of
                                                                             Fiduciary Counseling, Inc.;
                                                                             President and Director of
                                                                             Pioneer Funds Distributor,
                                                                             Inc. ("PFD") (until May 2006);
                                                                             President of all of the
                                                                             Pioneer Funds; and Of Counsel,
                                                                             Wilmer Cutler Pickering Hale
                                                                             and Dorr LLP
----------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (52)* Trustee and Executive    Trustee since 2007.       Director, CEO and President of   None
                          Vice President           Serves until a successor  PIM-USA (since February 2007);
                                                   trustee is elected or     Director and President of
                                                   earlier retirement or     Pioneer and Pioneer
                                                   removal.                  Institutional Asset Management,
                                                                             Inc. (since February 2007);
                                                                             Executive Vice President of all
                                                                             of the Pioneer Funds (since
                                                                             March 2007); Director of PGAM
                                                                             (2007 - 2010); Head of New
                                                                             Europe Division, PGAM (2000 -
                                                                             2005); and Head of New Markets
                                                                             Division, PGAM (2005 - 2007)
----------------------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.



                      Pioneer Independence Fund | Annual Report | 12/31/10    45

Independent Trustees

-----------------------------------------------------------------------------------------------------------------------------------
                      Position Held    Length of Service                                              Other Directorships
Name and Age          with the Fund    and Term of Office          Principal Occupation               Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------------
David R. Bock (67)    Trustee          Trustee since 2005.         Managing Partner, Federal City     Director of Enterprise
                                       Serves until a successor    Capital Advisors (corporate        Community Investment, Inc.
                                       trustee is elected or       advisory services company) (1997   (privately held affordable
                                       earlier retirement or       - 2004 and 2008 - present);        housing finance company)
                                       removal.                    Interim Chief Executive Officer,   (1985 - 2010); Director of
                                                                   Oxford Analytica, Inc.             Oxford Analytica, Inc. (2008
                                                                   (privately held research and       - present); Director of The
                                                                   consulting company) (2010);        Swiss Helvetia Fund, Inc.
                                                                   Executive Vice President and       (closed-end fund) (2010 -
                                                                   Chief Financial Officer, I-trax,   present); and Director of New
                                                                   Inc. (publicly traded health       York Mortgage Trust (publicly
                                                                   care services company) (2004 -     traded mortgage REIT) (2004 -
                                                                   2007); and Executive Vice          2009)
                                                                   President and Chief Financial
                                                                   Officer, Pedestal Inc.
                                                                   (internet-based mortgage trading
                                                                   company) (2000 - 2002)
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (62)     Trustee          Trustee since 1998.         Chairman, Bush International,      Director of Marriott
                                       Serves until a successor    LLC (international financial       International, Inc. (2008 -
                                       trustee is elected or       advisory firm) (1991 - present);   present); Director of
                                       earlier retirement or       Senior Managing Director, Brock    Discover Financial Services
                                       removal.                    Capital Group, LLC (Strategic      (credit card issuer and
                                                                   business advisors) (2010 -         electronic payment services)
                                                                   present); Managing Director,       (2007 - present); Former
                                                                   Federal Housing Finance Board      Director of Briggs & Stratton
                                                                   (oversight of Federal Home Loan    Co. (engine manufacturer)
                                                                   Bank system) (1989 - 1991); Vice   (2004 - 2009); Former
                                                                   President and Head of              Director of UAL Corporation
                                                                   International Finance, Federal     (airline holding company)
                                                                   National Mortgage Association      (2006 - 2010); Director of
                                                                   (1988 - 1989); U.S. Alternate      ManTech International
                                                                   Executive Director,                Corporation (national
                                                                   International Monetary Fund        security,
                                                                   (1984 - 1988); Executive
                                                                   Assistant to Deputy Secretary of
                                                                   the U.S. Treasury, U.S. Treasury
                                                                   Department (1982 - 1984); and
                                                                   Vice President and Team Leader
                                                                   in Corporate Banking, Bankers
                                                                   Trust Co. (1976 - 1982)

46    Pioneer Independence Fund | Annual Report | 12/31/10

-----------------------------------------------------------------------------------------------------------------------------------
                      Position Held    Length of Service                                              Other Directorships
Name and Age          with the Fund    and Term of Office          Principal Occupation               Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (62)                                                                                     defense, and intelligence
(continued)                                                                                           technology firm) (2006 -
                                                                                                      present); Member, Board of
                                                                                                      Governors, Investment Company
                                                                                                      Institute (2007 - present);
                                                                                                      Member, Board of Governors,
                                                                                                      Independent Directors Council
                                                                                                      (2007 - present); Former
                                                                                                      Director of Brady Corporation
                                                                                                      (2000 - 2007); Former
                                                                                                      Director of Mortgage Guaranty
                                                                                                      Insurance Corporation (1991 -
                                                                                                      2006); Former Director of
                                                                                                      Millennium Chemicals, Inc.
                                                                                                      (commodity chemicals) (2002 -
                                                                                                      2005); Former Director, R.J.
                                                                                                      Reynolds Tobacco Holdings,
                                                                                                      Inc. (tobacco) (1999 - 2005);
                                                                                                      and Former Director of
                                                                                                      Texaco, Inc. (1997 - 2001)
-----------------------------------------------------------------------------------------------------------------------------------

                      Pioneer Independence Fund | Annual Report | 12/31/10
47

-----------------------------------------------------------------------------------------------------------------------------------
                      Position Held   Length of Service                                               Other Directorships
Name and Age          with the Fund   and Term of Office          Principal Occupation                Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Benjamin M.           Trustee         Trustee since 2008.         William Joseph Maier Professor of   Trustee, Mellon Institutional
Friedman (66)                         Serves until a successor    Political Economy, Harvard          Funds Investment Trust and
                                      trustee is elected or       University (1972 - present)         Mellon Institutional Funds
                                      earlier retirement or                                           Master Portfolio (oversaw 17
                                      removal.                                                        portfolios in fund complex)
                                                                                                      (1989 - 2008)
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W.         Trustee         Trustee since 1998.         Founding Director, Vice President   None
Graham (63)                           Serves until a successor    and Corporate Secretary, The
                                      trustee is elected or       Winthrop Group, Inc. (consulting
                                      earlier retirement or       firm) (1982 - present); Desautels
                                      removal.                    Faculty of Management, McGill
                                                                  University (1999 - present); and
                                                                  Manager of Research Operations and
                                                                  Organiza- tional Learning, Xerox
                                                                  PARC, Xerox's Advance Research
                                                                  Center (1990 - 1994)
-----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (60)  Trustee         Trustee since 2006.         Chairman and Chief Executive        Director, Broadridge Financial
                                      Serves until a successor    Officer, Quadriserv, Inc.           Solutions, Inc. (investor
                                      trustee is elected or       (technology products for            communications and securities
                                      earlier retirement or       securities lending industry)        processing provider for
                                      removal.                    (2008-present); private investor    financial services industry)
                                                                  (2004 - 2008); and Senior           (2009 - present); and
                                                                  Executive Vice President, The Bank  Director, Quadriserv, Inc.
                                                                  of New York (financial and          (2005 - present)
                                                                  securities services) (1986 - 2004)
-----------------------------------------------------------------------------------------------------------------------------------

48    Pioneer Independence Fund | Annual Report | 12/31/10

-----------------------------------------------------------------------------------------------------------------------------------
                      Position Held   Length of Service                                               Other Directorships
Name and Age          with the Fund   and Term of Office          Principal Occupation                Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Marguerite A.         Trustee          Trustee since 1998.        President and Chief Executive       Director of New America High
Piret (62)                             Serves until a successor   Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
                                       trustee is elected or      Inc. (investment banking firm)      investment company) (2004 -
                                       earlier retirement or      (1981 - present)                    present); and member, Board
                                       removal.                                                       of Governors, Investment
                                                                                                      Company Institute (2000 -
                                                                                                      2006)
-----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (82)  Trustee          Trustee since 1998.        Senior Counsel, Sullivan &          Director, The Swiss Helvetia
                                       Serves until a successor   Cromwell LLP (law firm) (1998 -     Fund, Inc. (closed-end
                                       trustee is elected or      present); and Partner, Sullivan &   investment company); and
                                       earlier retirement or      Cromwell LLP (prior to 1998)        Director, AMVESCAP, PLC
                                       removal.                                                       (investment manager) (1997 -
                                                                                                      2005)
-----------------------------------------------------------------------------------------------------------------------------------



                      Pioneer Independence Fund | Annual Report | 12/31/10    49

Fund Officers

-----------------------------------------------------------------------------------------------------------------------------------
                           Position Held       Length of Service                                          Other Directorships
Name and Age               with the Fund       and Term of Office      Principal Occupation               Held by this Officer
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (46) Secretary           Since 2010. Serves at   Vice President and Associate       None
                                               the discretion of the   General Counsel of Pioneer since
                                               Board.                  January 2008 and Secretary of all
                                                                       of the Pioneer Funds since June
                                                                       2010; Assistant Secretary of all
                                                                       of the Pioneer Funds from
                                                                       September 2003 to May 2010; and
                                                                       Vice President and Senior Counsel
                                                                       of Pioneer from July 2002 to
                                                                       December 2007
-----------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (49)     Assistant           Since 2010. Serves at   Fund Governance Director of        None
                           Secretary           the discretion of the   Pioneer since December 2006 and
                                               Board.                  Assistant Secretary of all the
                                                                       Pioneer Funds since June 2010;
                                                                       Manager - Fund Governance of
                                                                       Pioneer from December 2003 to
                                                                       November 2006; and Senior
                                                                       Paralegal of Pioneer from January
                                                                       2000 to November 2003
-----------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (48)          Assistant           Since 2010. Serves at   Counsel of Pioneer since June      None
                           Secretary           the discretion of the   2007 and Assistant Secretary of
                                               Board.                  all the Pioneer Funds since June
                                                                       2010; and Vice President and
                                                                       Counsel at State Street Bank from
                                                                       October 2004 to June 2007
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (51)       Treasurer           Since 2008. Serves at   Vice President - Fund Accounting,  None
                                               the discretion of the   Administration and Controllership
                                               Board.                  Services of Pioneer; Treasurer of
                                                                       all of the Pioneer Funds since
                                                                       March 2008; Deputy Treasurer of
                                                                       Pioneer from March 2004 to
                                                                       February 2008; Assistant
                                                                       Treasurer of all of the Pioneer
                                                                       Funds from March 2004 to February
                                                                       2008; and Treasurer and Senior
                                                                       Vice President, CDC IXIS Asset
                                                                       Management Services, from 2002 to
                                                                       2003
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (45)      Assistant Treasurer Since 2000. Serves at   Assistant Vice President - Fund    None
                                               the discretion of the   Accounting, Administration and
                                               Board.                  Controllership Services of
                                                                       Pioneer; and Assistant Treasurer
                                                                       of all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------

50    Pioneer Independence Fund | Annual Report | 12/31/10

-----------------------------------------------------------------------------------------------------------------------------------
                        Position Held            Length of Service                                              Other Directorships
Name and Age            with the Fund            and Term of Office        Principal Occupation                 Held by this Officer
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (52)      Assistant Treasurer      Since 2002. Serves at     Fund Accounting Manager - Fund       None
                                                 the discretion of the     Accounting, Administration and
                                                 Board.                    Controllership Services of Pioneer;
                                                                           and Assistant Treasurer of all of
                                                                           the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (31)   Assistant Treasurer      Since 2009. Serves at     Fund Administration Manager - Fund   None
                                                 the discretion of the     Accounting, Administration and
                                                 Board.                    Controllership Services since
                                                                           November 2008; Assistant Treasurer
                                                                           of all of the Pioneer Funds since
                                                                           January 2009; and Client Service
                                                                           Manager - Institutional Investor
                                                                           Services at State Street Bank from
                                                                           March 2003 to March 2007
-----------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (58)    Chief Compliance         Since 2010. Serves at     Chief Compliance Officer of Pioneer  None
                        Officer                  the discretion of the     and of all the Pioneer Funds since
                                                 Board.                    March 2010; Director of Adviser and
                                                                           Portfolio Compliance at Pioneer
                                                                           since October 2005; and Senior
                                                                           Compliance Officer for Columbia
                                                                           Management Advisers, Inc. from
                                                                           October 2003 to October 2005
-----------------------------------------------------------------------------------------------------------------------------------


                      Pioneer Independence Fund | Annual Report | 12/31/10    51

                            This page for your notes.


52     Pioneer Independence Fund | Annual Report | 12/31/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $29,586 in 2010 and $29,100 in 2009.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2010 and 2009.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2010 and $8,290 in 2009.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2010 and 2009.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2010 and 2009, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,290 in 2010 and $8,290 in 2009.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 28, 2011

* Print the name and title of each signing officer under his or her signature.